UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital Appreciation Fund

January 31, 2009

1.813030.104

CAF-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Diversified Consumer Services - 1.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	309,700	$ 25,228
Career Education Corp. (a)	619,300	13,501
ITT Educational Services, Inc. (a)	237,500	29,096
		67,825
Hotels, Restaurants & Leisure - 2.5%
CKE Restaurants, Inc.	485,200	4,027
Las Vegas Sands Corp. (a)	1,680,800	8,656
Marriott International, Inc. Class A	398,200	6,495
McDonald's Corp.	309,100	17,934
Orient Express Hotels Ltd. Class A	352,700	2,229
Paddy Power PLC (Ireland)	1,453,300	20,281
Red Robin Gourmet Burgers, Inc. (a)	523,100	6,371
Starwood Hotels & Resorts Worldwide, Inc.	486,700	7,359
The Cheesecake Factory, Inc. (a)	839,000	7,283
Wendy's/Arby's Group, Inc.	4,500,900	22,685
		103,320
Media - 12.4%
CBS Corp. Class B	4,566,300	26,119
Comcast Corp. Class A (special) (non-vtg.)	5,852,644	81,235
Interpublic Group of Companies, Inc. (a)	8,733,550	29,083
Mediacom Communications Corp. Class A (a)	2,909,723	15,713
The DIRECTV Group, Inc. (a)(d)	1,014,033	22,207
The Walt Disney Co. (d)	14,544,879	300,784
Virgin Media, Inc.	8,109,661	36,818
		511,959
Specialty Retail - 0.6%
Lowe's Companies, Inc.	1,415,900	25,868
TOTAL CONSUMER DISCRETIONARY		708,972
CONSUMER STAPLES - 4.3%
Beverages - 0.4%
The Coca-Cola Co.	397,375	16,976
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	1,995,200	94,014
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Lorillard, Inc.	796,689	$ 47,371
Reynolds American, Inc.	486,800	18,586
		65,957
TOTAL CONSUMER STAPLES		176,947
ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Transocean Ltd. (a)	88,500	4,834
Willbros Group, Inc. (a)(d)	719,099	7,004
		11,838
Oil, Gas & Consumable Fuels - 5.2%
Arch Coal, Inc.	619,452	9,409
Chesapeake Energy Corp.	1,946,200	30,769
Chevron Corp.	92,500	6,523
ConocoPhillips	100,500	4,777
EOG Resources, Inc.	176,950	11,992
EXCO Resources, Inc. (a)	1,967,300	19,948
Exxon Mobil Corp.	270,731	20,706
Hess Corp.	132,700	7,379
James River Coal Co. (a)(d)	1,076,488	14,597
Massey Energy Co.	398,100	6,043
Petrohawk Energy Corp. (a)	353,300	6,964
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,459,800	38,247
Range Resources Corp.	530,800	19,024
XTO Energy, Inc.	486,600	18,048
		214,426
TOTAL ENERGY		226,264
FINANCIALS - 13.2%
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	531,000	42,868
Janus Capital Group, Inc.	2,034,957	10,684
Morgan Stanley	2,610,535	52,811
T. Rowe Price Group, Inc.	359,005	9,901
		116,264
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.7%
TCF Financial Corp.	221,200	$ 2,741
Wells Fargo & Co.	1,327,400	25,088
		27,829
Diversified Financial Services - 6.1%
Bank of America Corp.	4,867,100	32,026
BM&F BOVESPA SA	884,900	2,571
Citigroup, Inc.	10,619,200	37,698
CME Group, Inc.	867,323	150,836
JPMorgan Chase & Co.	1,061,685	27,084
		250,215
Insurance - 1.7%
Hartford Financial Services Group, Inc.	1,194,642	15,721
MetLife, Inc.	929,200	26,696
Prudential Financial, Inc.	1,017,700	26,206
		68,623
Real Estate Investment Trusts - 1.2%
Camden Property Trust (SBI)	440,700	11,617
ProLogis Trust	839,900	8,407
The Macerich Co. (d)	979,100	14,432
Vornado Realty Trust	309,400	15,721
		50,177
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	8,319,016	29,948
TOTAL FINANCIALS		543,056
HEALTH CARE - 20.4%
Biotechnology - 8.4%
Actelion Ltd. (Reg.) (a)	265,390	14,460
Biogen Idec, Inc. (a)	5,167,568	251,402
BioMarin Pharmaceutical, Inc. (a)	398,105	7,668
Celgene Corp. (a)	485,600	25,713
Cephalon, Inc. (a)	88,500	6,830
Genentech, Inc. (a)	458,174	37,222
United Therapeutics Corp. (a)	44,238	3,006
		346,301
Health Care Equipment & Supplies - 0.0%
HeartWare International, Inc. unit (a)	20,307	9
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Almost Family, Inc. (a)(d)	88,303	$ 2,723
Amedisys, Inc. (a)(d)	265,406	10,943
Humana, Inc. (a)	254,600	9,657
IPC The Hospitalist Co., Inc.	408,124	7,811
LHC Group, Inc. (a)	303,809	8,084
VCA Antech, Inc. (a)	3,761,797	70,797
		110,015
Life Sciences Tools & Services - 0.7%
Techne Corp.	488,793	29,313
Pharmaceuticals - 8.6%
Allergan, Inc.	735,033	28,019
Bristol-Myers Squibb Co.	3,313,095	70,933
Cadence Pharmaceuticals, Inc. (a)	441,612	3,180
Elan Corp. PLC sponsored ADR (a)(d)	9,017,555	65,197
Merck & Co., Inc.	1,721,573	49,151
Pfizer, Inc.	6,858,170	99,992
Questcor Pharmaceuticals, Inc. (a)(d)	983,839	6,346
Schering-Plough Corp.	1,633,300	28,681
		351,499
TOTAL HEALTH CARE		837,137
INDUSTRIALS - 11.1%
Airlines - 8.3%
Aer Lingus Group PLC (a)	2,119,703	2,714
AMR Corp. (a)(e)	18,006,475	106,958
Continental Airlines, Inc. Class B (a)(d)(e)	6,419,473	86,470
Delta Air Lines, Inc. (a)	5,621,093	38,786
UAL Corp. (d)	6,440,091	60,794
US Airways Group, Inc. (a)(e)	8,217,895	46,595
		342,317
Electrical Equipment - 1.6%
Alstom SA	1,083,546	52,612
First Solar, Inc. (a)	88,300	12,609
		65,221
Machinery - 0.4%
Deere & Co.	338,339	11,754
Mueller Water Products, Inc. Class A (d)	1,106,679	7,492
		19,246
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.4%
Diana Shipping, Inc.	1,150,400	$ 15,289
Road & Rail - 0.4%
America Latina Logistica SA unit	531,000	2,021
Norfolk Southern Corp.	221,251	8,487
Union Pacific Corp.	106,700	4,672
		15,180
TOTAL INDUSTRIALS		457,253
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.4%
Alcatel-Lucent SA sponsored ADR (a)	4,244,500	8,362
Cisco Systems, Inc. (a)	2,930,600	43,871
QUALCOMM, Inc.	1,592,810	55,032
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,069,400	32,515
		139,780
Computers & Peripherals - 0.3%
NetApp, Inc. (a)	832,024	12,339
Palm, Inc. (a)	59,700	458
		12,797
Internet Software & Services - 1.0%
DealerTrack Holdings, Inc. (a)	1,503,392	17,124
Equinix, Inc. (a)(d)	442,259	23,595
ValueClick, Inc. (a)	264,935	1,656
		42,375
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	8,770,083	82,176
ASML Holding NV (NY Shares)	1,233,300	20,399
KLA-Tencor Corp. (d)	1,414,600	28,349
Kulicke & Soffa Industries, Inc. (a)	2,242,476	3,431
Lam Research Corp. (a)	1,550,402	31,334
Novellus Systems, Inc. (a)	706,300	9,740
		175,429
Software - 1.1%
Oracle Corp. (a)	2,786,700	46,900
TOTAL INFORMATION TECHNOLOGY		417,281
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.0%
Chemicals - 4.2%
CF Industries Holdings, Inc.	531,000	$ 24,957
FMC Corp.	646,021	28,825
Monsanto Co.	1,581,823	120,313
		174,095
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,591,500	3,627
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	751,500	21,561
Cliffs Natural Resources, Inc.	265,500	6,152
Freeport-McMoRan Copper & Gold, Inc. Class B	221,207	5,561
Gold Fields Ltd. sponsored ADR	1,326,200	13,938
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,414,700	16,693
United States Steel Corp.	177,000	5,315
		69,220
TOTAL MATERIALS		246,942
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.4%
Cbeyond, Inc. (a)(e)	1,995,147	31,404
Qwest Communications International, Inc. (d)	33,368,800	107,448
		138,852
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. (a)	1,752,800	34,215
Leap Wireless International, Inc. (a)(d)	1,150,461	28,992
Millicom International Cellular SA	621,800	24,350
Sprint Nextel Corp. (a)	12,831,600	31,181
		118,738
TOTAL TELECOMMUNICATION SERVICES		257,590
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,399,400	11,069
TOTAL COMMON STOCKS (Cost $5,319,522)		3,882,511
Money Market Funds - 8.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	191,217,544	$ 191,218
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	176,469,486	176,469
TOTAL MONEY MARKET FUNDS (Cost $367,687)		367,687
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $5,687,209)		4,250,198
NET OTHER ASSETS - (3.3)%		(137,721)
NET ASSETS - 100%		$ 4,112,477
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,149
Fidelity Securities Lending Cash Central Fund	590
Total	$ 1,739
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 172,130	$ 16,454	$ 14,133	$ -	$ 106,958
Cbeyond, Inc.	25,029	-	1,001	-	31,404
Continental Airlines, Inc. Class B	121,456	-	-	-	86,470
US Airways Group, Inc.	78,795	3,510	-	-	46,595
Total	$ 397,410	$ 19,964	$ 15,134	$ -	$ 271,427
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,250,198	$ 4,250,189	$ 9	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,013
Total Realized Gain (Loss)	(993)
Total Unrealized Gain (Loss)	1,355
Cost of Purchases	-
Proceeds of Sales	(1,375)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,757,994,000. Net unrealized depreciation aggregated $1,507,796,000, of which $206,100,000 related to appreciated investment securities and $1,713,896,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Disciplined Equity Fund

January 31, 2009

1.813012.104

FDE-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	700,000	$ 57,022
H&R Block, Inc.	2,443,000	50,643
		107,665
Hotels, Restaurants & Leisure - 3.7%
McDonald's Corp.	5,500,000	319,110
Household Durables - 0.2%
Leggett & Platt, Inc.	700,000	8,743
Whirlpool Corp.	300,000	10,029
		18,772
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	1,578,126	38,080
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	55,520
Virgin Media, Inc. (d)	7,100,000	32,234
		87,754
Specialty Retail - 0.5%
AutoZone, Inc. (a)	300,000	39,867
Sherwin-Williams Co.	61,800	2,951
		42,818
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,400,000	20,440
Polo Ralph Lauren Corp. Class A	500,000	20,515
VF Corp.	500,000	28,010
		68,965
TOTAL CONSUMER DISCRETIONARY		683,164
CONSUMER STAPLES - 12.1%
Beverages - 2.9%
Anheuser-Busch InBev NV	4,747,300	121,012
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,100,000	45,012
Molson Coors Brewing Co. Class B	2,141,400	86,234
		252,258
Food & Staples Retailing - 4.0%
BJ's Wholesale Club, Inc. (a)	1,900,000	54,492
Kroger Co.	8,400,000	189,000
Wal-Mart Stores, Inc.	2,300,000	108,376
		351,868
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Archer Daniels Midland Co.	1,800,000	$ 49,284
Household Products - 1.3%
Procter & Gamble Co.	2,100,000	114,450
Tobacco - 3.3%
Altria Group, Inc.	17,250,000	285,315
TOTAL CONSUMER STAPLES		1,053,175
ENERGY - 13.9%
Energy Equipment & Services - 2.0%
ENSCO International, Inc.	2,702,500	73,940
Noble Corp.	1,900,000	51,585
Rowan Companies, Inc.	1,500,000	18,990
Tidewater, Inc.	766,360	31,888
		176,403
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. (a)	1,700,000	27,744
Chevron Corp.	2,400,000	169,248
ConocoPhillips	6,747,268	320,698
Exxon Mobil Corp.	2,250,000	172,080
Frontier Oil Corp.	1,302,800	18,604
Massey Energy Co.	1,200,000	18,216
Sunoco, Inc.	1,100,000	50,952
Tesoro Corp.	3,000,000	51,690
Valero Energy Corp.	7,400,000	178,488
Walter Industries, Inc.	1,500,000	27,660
		1,035,380
TOTAL ENERGY		1,211,783
FINANCIALS - 10.5%
Capital Markets - 0.9%
Goldman Sachs Group, Inc.	1,000,000	80,730
Commercial Banks - 0.7%
Huntington Bancshares, Inc.	1,000,000	2,880
Wells Fargo & Co.	2,794,150	52,809
		55,689
Consumer Finance - 0.7%
Capital One Financial Corp.	4,000,000	63,360
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.4%
Bank of America Corp.	7,000,000	$ 46,060
Citigroup, Inc.	6,000,000	21,300
JPMorgan Chase & Co.	5,300,000	135,203
KKR Financial Holdings LLC	6,173,412	8,766
		211,329
Insurance - 5.5%
ACE Ltd.	1,700,000	74,222
AFLAC, Inc.	300,000	6,963
American International Group, Inc.	8,000,000	10,240
Berkshire Hathaway, Inc. Class B (a)	71,000	212,219
Loews Corp.	3,100,000	75,640
Platinum Underwriters Holdings Ltd.	700,000	19,467
The Travelers Companies, Inc.	2,100,000	81,144
		479,895
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc. (d)	12,719,181	8,267
ProLogis Trust	1,300,000	13,013
		21,280
TOTAL FINANCIALS		912,283
HEALTH CARE - 15.0%
Biotechnology - 5.2%
Amgen, Inc. (a)	6,000,000	329,100
Cephalon, Inc. (a)	200,000	15,436
Genentech, Inc. (a)	1,000,000	81,240
Myriad Genetics, Inc. (a)	300,000	22,371
		448,147
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	600,000	23,004
Health Care Providers & Services - 1.2%
McKesson Corp.	466,836	20,634
WellPoint, Inc. (a)	2,100,000	87,045
		107,679
Pharmaceuticals - 8.3%
AstraZeneca PLC sponsored ADR	600,000	23,118
Bristol-Myers Squibb Co.	2,200,000	47,102
Johnson & Johnson	2,200,000	126,918
Pfizer, Inc.	24,400,000	355,753
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott Ltd. (a)	1,800,000	$ 24,750
Wyeth	3,400,000	146,098
		723,739
TOTAL HEALTH CARE		1,302,569
INDUSTRIALS - 9.8%
Aerospace & Defense - 5.8%
Alliant Techsystems, Inc. (a)	200,000	16,162
BAE Systems PLC	17,500,000	102,046
Northrop Grumman Corp.	5,850,000	281,502
United Technologies Corp.	2,100,000	100,779
		500,489
Airlines - 0.5%
Alaska Air Group, Inc. (a)	756,500	19,941
AMR Corp. (a)	2,000,000	11,880
Delta Air Lines, Inc. (a)	1,876,459	12,948
		44,769
Building Products - 0.1%
Gibraltar Industries, Inc.	500,000	5,115
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	800,000	20,688
Electrical Equipment - 0.5%
Acuity Brands, Inc.	700,000	18,809
Cooper Industries Ltd. Class A	1,100,000	29,601
		48,410
Industrial Conglomerates - 1.7%
General Electric Co.	5,500,000	66,715
McDermott International, Inc. (a)	841,100	8,722
Textron, Inc.	695,800	6,283
Tyco International Ltd.	3,042,483	63,953
		145,673
Machinery - 1.0%
Navistar International Corp. (a)	2,123,700	64,497
Timken Co.	1,400,000	20,846
		85,343
TOTAL INDUSTRIALS		850,487
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,000,000	$ 104,790
Computers & Peripherals - 7.4%
Apple, Inc. (a)	300,000	27,039
Dell, Inc. (a)	4,000,000	38,000
Hewlett-Packard Co.	8,100,000	281,475
International Business Machines Corp.	1,200,000	109,980
NCR Corp. (a)	3,682,610	46,217
Seagate Technology	3,000,000	11,370
Western Digital Corp. (a)	8,500,000	124,780
		638,861
Electronic Equipment & Components - 0.4%
Tyco Electronics Ltd.	2,300,000	32,568
Internet Software & Services - 0.2%
EarthLink, Inc. (a)	1,000,000	7,530
Sohu.com, Inc. (a)	365,662	14,462
		21,992
IT Services - 3.1%
Accenture Ltd. Class A	3,700,000	116,772
Affiliated Computer Services, Inc. Class A (a)	1,100,000	50,446
Alliance Data Systems Corp. (a)	1,000,000	41,590
Computer Sciences Corp. (a)	800,000	29,472
Fidelity National Information Services, Inc.	1,500,000	23,865
SAIC, Inc. (a)	500,000	9,870
		272,015
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	2,000,000	25,800
Software - 3.6%
BMC Software, Inc. (a)	900,000	22,797
McAfee, Inc. (a)	1,199,901	36,585
Sybase, Inc. (a)	4,000,000	109,240
Symantec Corp. (a)	9,200,000	141,036
		309,658
TOTAL INFORMATION TECHNOLOGY		1,405,684
MATERIALS - 3.2%
Chemicals - 0.1%
Rohm & Haas Co.	166,500	9,189
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Ball Corp.	300,000	$ 11,502
Pactiv Corp. (a)	600,000	12,972
Rock-Tenn Co. Class A	747,055	23,286
		47,760
Metals & Mining - 2.6%
ArcelorMittal SA (NY Shares) Class A (d)	2,100,000	47,397
Barrick Gold Corp.	500,000	18,820
Cliffs Natural Resources, Inc.	1,600,000	37,072
Compass Minerals International, Inc.	200,000	12,034
Newcrest Mining Ltd.	900,000	17,448
Nucor Corp.	1,700,000	69,343
United States Steel Corp.	786,800	23,628
		225,742
TOTAL MATERIALS		282,691
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.1%
CenturyTel, Inc.	800,000	21,712
Embarq Corp.	1,400,000	50,008
Level 3 Communications, Inc. (a)	20,500,000	20,500
Verizon Communications, Inc.	5,900,000	176,233
		268,453
Wireless Telecommunication Services - 0.7%
Centennial Communications Corp. Class A (a)	2,000,000	16,360
NTT DoCoMo, Inc. sponsored ADR	1,000,000	17,220
Sprint Nextel Corp. (a)	11,500,000	27,945
		61,525
TOTAL TELECOMMUNICATION SERVICES		329,978
UTILITIES - 4.6%
Electric Utilities - 0.3%
Allegheny Energy, Inc.	700,000	23,268
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	10,000,000	79,100
NRG Energy, Inc. (a)	5,350,000	124,976
		204,076
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 2.0%
CMS Energy Corp.	5,800,000	$ 68,150
PG&E Corp.	1,500,000	58,005
Sempra Energy	1,000,000	43,840
		169,995
TOTAL UTILITIES		397,339
TOTAL COMMON STOCKS (Cost $9,819,882)		8,429,153
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.35% 2/5/09 to 4/2/09 (e) (Cost $23,396)	$ 23,400	23,394
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	165,945,031	165,945
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	66,476,025	66,476
TOTAL MONEY MARKET FUNDS (Cost $232,421)		232,421
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,075,699)		8,684,968
NET OTHER ASSETS - 0.0%		2,059
NET ASSETS - 100%		$ 8,687,027
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
4,097 CME E-mini S&P 500 Index Contracts	March 2009	$ 168,489	$ (5,793)

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,394,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 324
Fidelity Securities Lending Cash Central Fund	265
Total	$ 589
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Digital Corp.	$ 202,950	$ -	$ 58,027	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,684,968	$ 8,644,126	$ 40,842	$ -
Other Financial Instruments*	$ (5,793)	$ (5,793)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $10,299,364,000. Net unrealized depreciation aggregated $1,614,396,000, of which $342,824,000 related to appreciated investment securities and $1,957,220,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused Stock Fund

January 31, 2009

1.813068.104

TQG-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Johnson Controls, Inc.	23,600	$ 295,236
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	31,400	1,821,828
Household Durables - 1.2%
Pulte Homes, Inc. (d)	157,700	1,600,655
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.	8,800	517,616
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	273,600	3,797,568
TOTAL CONSUMER DISCRETIONARY		8,032,903
CONSUMER STAPLES - 9.4%
Beverages - 3.0%
The Coca-Cola Co.	94,500	4,037,040
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	44,400	2,092,128
Food Products - 0.7%
Archer Daniels Midland Co.	35,600	974,728
Household Products - 1.1%
Procter & Gamble Co.	27,400	1,493,300
Tobacco - 3.1%
Philip Morris International, Inc.	113,700	4,223,955
TOTAL CONSUMER STAPLES		12,821,151
ENERGY - 11.9%
Energy Equipment & Services - 0.8%
Noble Corp.	38,800	1,053,420
Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	35,200	2,482,304
James River Coal Co. (a)(d)	75,500	1,023,780
Occidental Petroleum Corp.	35,500	1,936,525
Southwestern Energy Co. (a)	71,800	2,272,470
Total SA sponsored ADR (d)	130,000	6,471,400
Valero Energy Corp.	38,800	935,856
		15,122,335
TOTAL ENERGY		16,175,755
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.1%
Capital Markets - 0.8%
Morgan Stanley	52,000	$ 1,051,960
Commercial Banks - 1.8%
Wells Fargo & Co.	128,000	2,419,200
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	138,000	3,520,380
Insurance - 5.3%
Fidelity National Financial, Inc. Class A	41,000	599,420
The Travelers Companies, Inc.	150,000	5,796,000
W.R. Berkley Corp.	33,300	881,784
		7,277,204
Thrifts & Mortgage Finance - 0.6%
People's United Financial, Inc.	52,000	850,720
TOTAL FINANCIALS		15,119,464
HEALTH CARE - 17.9%
Biotechnology - 7.4%
Amgen, Inc. (a)	10,000	548,500
Biogen Idec, Inc. (a)	13,000	632,450
Cephalon, Inc. (a)(d)	36,900	2,847,942
Genzyme Corp. (a)	30,200	2,081,384
Gilead Sciences, Inc. (a)	79,000	4,010,830
		10,121,106
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	52,200	3,061,530
Pharmaceuticals - 8.2%
Abbott Laboratories	45,700	2,533,608
Bristol-Myers Squibb Co.	65,200	1,395,932
Johnson & Johnson	33,000	1,903,770
Merck & Co., Inc.	120,200	3,431,710
Pfizer, Inc.	134,000	1,953,720
		11,218,740
TOTAL HEALTH CARE		24,401,376
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	70,400	2,309,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	16,000	$ 1,039,200
The Boeing Co.	37,600	1,590,856
		4,939,880
Electrical Equipment - 0.5%
First Solar, Inc. (a)	5,000	714,000
Machinery - 2.1%
PACCAR, Inc.	108,600	2,865,954
Road & Rail - 2.9%
Union Pacific Corp.	89,000	3,897,310
TOTAL INDUSTRIALS		12,417,144
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	129,200	1,934,124
QUALCOMM, Inc.	82,000	2,833,100
		4,767,224
Computers & Peripherals - 6.0%
Apple, Inc. (a)	28,500	2,568,705
Hewlett-Packard Co.	95,900	3,332,525
International Business Machines Corp.	25,000	2,291,250
		8,192,480
Electronic Equipment & Components - 2.1%
Avnet, Inc. (a)	145,500	2,883,810
Internet Software & Services - 3.9%
Google, Inc. Class A (sub. vtg.) (a)	15,450	5,230,289
IT Services - 0.2%
Visa, Inc.	6,300	310,905
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	129,700	1,215,289
Software - 4.0%
Oracle Corp. (a)	318,400	5,358,672
TOTAL INFORMATION TECHNOLOGY		27,958,669
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 1.4%
FMC Corp.	32,900	$ 1,467,998
Monsanto Co.	6,000	456,360
		1,924,358
Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	14,500	364,530
Newmont Mining Corp.	95,600	3,802,968
Nucor Corp.	5,500	224,345
		4,391,843
TOTAL MATERIALS		6,316,201
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	192,000	618,240
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	72,000	3,903,840
TOTAL COMMON STOCKS (Cost $134,129,000)		127,764,743
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 0.78% (b)	12,263,758	12,263,758
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	8,541,250	8,541,250
TOTAL MONEY MARKET FUNDS (Cost $20,805,008)		20,805,008
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $154,934,008)		148,569,751
NET OTHER ASSETS - (9.2)%		(12,478,964)
NET ASSETS - 100%		$ 136,090,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,386
Fidelity Securities Lending Cash Central Fund	6,239
Total	$ 45,625
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 148,569,751	$ 148,569,751	$ -	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $163,714,700. Net unrealized depreciation aggregated $15,144,949, of which $2,386,827 related to appreciated investment securities and $17,531,776 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Independence Fund

January 31, 2009

1.813071.104

SCS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.5%
Gentex Corp.	600,600	$ 5,039
Diversified Consumer Services - 4.3%
Capella Education Co. (a)(d)	215,300	11,913
Coinstar, Inc. (a)	506,445	11,638
DeVry, Inc.	100,700	5,396
Hillenbrand, Inc.	345,800	6,394
K12, Inc. (a)(d)	464,400	7,416
Princeton Review, Inc. (a)	663,800	3,259
Stewart Enterprises, Inc. Class A	384,673	1,316
		47,332
Hotels, Restaurants & Leisure - 2.6%
Bally Technologies, Inc. (a)	223,400	4,510
BJ's Restaurants, Inc. (a)(d)	283,800	3,150
Darden Restaurants, Inc.	268,100	7,030
Penn National Gaming, Inc. (a)	367,100	6,846
The Restaurant Group PLC	1,169,322	1,839
Vail Resorts, Inc. (a)(d)	86,700	2,022
WMS Industries, Inc. (a)(d)	121,000	2,689
		28,086
Household Durables - 1.9%
Meritage Homes Corp. (a)	561,000	6,182
Pulte Homes, Inc. (d)	1,105,200	11,218
Ryland Group, Inc.	226,600	3,535
		20,935
Media - 0.7%
Discovery Communications, Inc. (a)	501,300	7,269
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	234,900	2,116
AnnTaylor Stores Corp. (a)	443,100	2,180
bebe Stores, Inc.	242,000	1,367
Christopher & Banks Corp.	1,085,100	4,210
Citi Trends, Inc. (a)	173,500	1,653
Fourlis Holdings SA	1,283,430	8,840
SAZABY, Inc.	2,000	29
Shoe Carnival, Inc. (a)	509,200	3,997
The Men's Wearhouse, Inc.	451,300	5,258
Williams-Sonoma, Inc.	843,700	6,682
		36,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	463,400	$ 2,549
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	430,500	2,751
Ted Baker PLC	337,892	1,702
		7,002
TOTAL CONSUMER DISCRETIONARY		151,995
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
Sugi Holdings Co. Ltd. (d)	216,800	5,128
The Pantry, Inc. (a)	166,200	2,764
		7,892
Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	572,034	21,886
Smart Balance, Inc. (a)	536,400	3,900
The J.M. Smucker Co.	104,500	4,718
Vilmorin & Cie	9,100	1,011
		31,515
Personal Products - 0.5%
Chattem, Inc. (a)(d)	79,100	5,347
TOTAL CONSUMER STAPLES		44,754
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	100,652	1,676
Dril-Quip, Inc. (a)	68,400	1,676
Nabors Industries Ltd. (a)	162,800	1,783
NATCO Group, Inc. Class A (a)	169,000	2,895
Oil States International, Inc. (a)	220,300	4,034
Superior Energy Services, Inc. (a)	550,800	8,581
		20,645
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	387,100	10,641
Encore Acquisition Co. (a)	310,650	8,443
EXCO Resources, Inc. (a)	235,200	2,385
Forest Oil Corp. (a)	76,800	1,152
Foundation Coal Holdings, Inc.	391,800	6,355
Frontier Oil Corp.	407,800	5,823
Goodrich Petroleum Corp. (a)(d)	226,600	6,549
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. (a)	426,300	$ 1,032
Mariner Energy, Inc. (a)	792,130	7,842
Plains Exploration & Production Co. (a)	182,900	3,863
Quicksilver Resources, Inc. (a)	99,600	690
Southwestern Energy Co. (a)	258,500	8,182
USEC, Inc. (a)	440,100	2,240
		65,197
TOTAL ENERGY		85,842
FINANCIALS - 14.8%
Capital Markets - 0.8%
GLG Partners, Inc. warrants 12/28/11 (a)	104,562	8
Janus Capital Group, Inc.	836,700	4,393
optionsXpress Holdings, Inc.	439,600	4,787
		9,188
Commercial Banks - 3.6%
Bank of Hawaii Corp.	104,100	3,734
Bank of the Ozarks, Inc.	275,500	6,251
Center Financial Corp., California	250,000	1,200
First Horizon National Corp. (d)	457,757	4,358
IBERIABANK Corp.	67,800	2,874
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,193
PacWest Bancorp	383,900	6,492
Prosperity Bancshares, Inc.	166,211	4,496
South Financial Group, Inc.	356,700	671
UMB Financial Corp.	131,400	5,090
Wilshire Bancorp, Inc.	469,947	3,224
		39,583
Diversified Financial Services - 0.1%
India Hospitality Corp. (a)	833,320	583
Insurance - 7.9%
Allied World Assurance Co. Holdings Ltd.	249,800	9,417
Argo Group International Holdings, Ltd. (a)	210,800	6,558
Aspen Insurance Holdings Ltd.	417,700	9,231
Endurance Specialty Holdings Ltd.	326,100	8,889
IPC Holdings Ltd.	251,400	6,451
Lancashire Holdings Ltd.	551,500	3,642
Montpelier Re Holdings Ltd.	787,924	11,141
Navigators Group, Inc. (a)	54,800	2,813
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	348,600	$ 9,695
Reinsurance Group of America, Inc.	209,500	7,464
W.R. Berkley Corp.	252,900	6,697
Willis Group Holdings Ltd.	199,200	4,932
		86,930
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	121,100	1,833
Corporate Office Properties Trust (SBI)	242,000	6,384
Home Properties, Inc.	168,191	6,036
SL Green Realty Corp.	174,100	2,735
		16,988
Real Estate Management & Development - 0.2%
Orchid Developments Group Ltd. (a)	2,219,000	2,075
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	162,900	1,890
New York Community Bancorp, Inc.	318,900	4,225
		6,115
TOTAL FINANCIALS		161,462
HEALTH CARE - 13.7%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)	32,300	681
Cougar Biotechnology, Inc. (a)	44,000	1,284
Myriad Genetics, Inc. (a)	16,050	1,197
Theravance, Inc. (a)	392,600	5,174
		8,336
Health Care Equipment & Supplies - 5.2%
Conceptus, Inc. (a)(e)	1,556,553	22,352
Haemonetics Corp. (a)	79,700	4,714
Integra LifeSciences Holdings Corp. (a)	133,400	3,701
Masimo Corp. (a)	287,500	7,984
Quidel Corp. (a)	1,220,016	15,006
Zoll Medical Corp. (a)	186,600	2,987
		56,744
Health Care Providers & Services - 5.8%
athenahealth, Inc. (a)(d)	399,800	14,425
Brookdale Senior Living, Inc.	464,500	3,159
Capital Senior Living Corp. (a)(e)	1,711,909	4,502
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)(d)	1,017,000	$ 8,411
Express Scripts, Inc. (a)	81,100	4,360
Genoptix, Inc. (a)	154,100	5,224
Hanger Orthopedic Group, Inc. (a)	621,800	8,488
MEDNAX, Inc. (a)	222,700	7,476
Sun Healthcare Group, Inc. (a)	312,542	3,541
Universal Health Services, Inc. Class B	113,600	4,300
		63,886
Health Care Technology - 0.3%
Vital Images, Inc. (a)	293,786	3,323
Life Sciences Tools & Services - 0.7%
Pharmaceutical Product Development, Inc.	107,000	2,556
QIAGEN NV (a)	320,000	5,488
		8,044
Pharmaceuticals - 0.9%
Perrigo Co.	133,300	3,912
XenoPort, Inc. (a)	230,458	6,020
		9,932
TOTAL HEALTH CARE		150,265
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.1%
Orbital Sciences Corp. (a)	203,000	3,404
Stanley, Inc. (a)	290,600	8,794
		12,198
Airlines - 6.3%
AirTran Holdings, Inc. (a)	5,284,300	21,666
Alaska Air Group, Inc. (a)	826,900	21,797
AMR Corp. (a)	760,000	4,514
Continental Airlines, Inc. Class B (a)	390,700	5,263
Delta Air Lines, Inc. (a)	294,900	2,035
JetBlue Airways Corp. (a)	1,816,700	10,228
UAL Corp.	324,300	3,061
		68,564
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	175,000	3,019
Construction & Engineering - 3.1%
MYR Group, Inc. (a)	643,700	9,269
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)(d)	423,948	$ 9,064
URS Corp. (a)	467,473	15,917
		34,250
Electrical Equipment - 0.7%
American Superconductor Corp. (a)(d)	210,800	3,411
Ceres Power Holdings PLC (a)(d)	1,131,800	1,735
Q-Cells SE (a)(d)	83,500	2,053
		7,199
Machinery - 0.1%
Flow International Corp. (a)	694,916	1,077
Professional Services - 2.7%
FTI Consulting, Inc. (a)	75,800	3,109
Huron Consulting Group, Inc. (a)	229,030	11,447
ICF International, Inc. (a)	214,600	5,092
Navigant Consulting, Inc. (a)	615,300	8,817
Stantec, Inc. (a)	61,000	1,328
		29,793
Road & Rail - 1.7%
Celadon Group, Inc. (a)	486,700	3,806
Con-way, Inc.	234,500	5,166
J.B. Hunt Transport Services, Inc.	140,200	3,122
Old Dominion Freight Lines, Inc. (a)	249,300	6,252
		18,346
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)(d)	310,650	3,955
Interline Brands, Inc. (a)	190,766	1,526
Rush Enterprises, Inc. Class A (a)	886,750	8,069
		13,550
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	305,400	5,225
TOTAL INDUSTRIALS		193,221
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 3.7%
Comtech Telecommunications Corp. (a)	298,500	11,582
EMS Technologies, Inc. (a)	193,983	4,656
Hitachi Kokusai Electric, Inc.	698,000	4,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	695,400	$ 9,770
ViaSat, Inc. (a)	449,000	9,950
		39,968
Computers & Peripherals - 0.3%
STEC, Inc. (a)(d)	766,900	3,436
Electronic Equipment & Components - 2.1%
FLIR Systems, Inc. (a)(d)	532,838	13,305
Ingram Micro, Inc. Class A (a)	807,800	9,912
		23,217
Internet Software & Services - 3.2%
Art Technology Group, Inc. (a)	1,682,800	2,878
Bankrate, Inc. (a)(d)	181,715	6,062
Internet Brands, Inc. Class A (a)(d)	359,977	1,789
j2 Global Communications, Inc. (a)	447,600	8,764
LoopNet, Inc. (a)	430,241	2,797
Omniture, Inc. (a)(d)	259,437	2,358
Open Text Corp. (a)	288,300	10,191
		34,839
IT Services - 3.5%
Alliance Data Systems Corp. (a)	193,500	8,048
CACI International, Inc. Class A (a)	197,000	8,895
CSG Systems International, Inc. (a)	415,400	6,023
Integral Systems, Inc. (a)	370,200	4,046
NCI, Inc. Class A (a)	190,200	5,706
Perot Systems Corp. Class A (a)	420,400	5,461
		38,179
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	1,136,300	10,204
Intersil Corp. Class A	357,800	3,331
KLA-Tencor Corp.	175,000	3,507
Kulicke & Soffa Industries, Inc. (a)	267,000	409
MKS Instruments, Inc. (a)	494,200	6,944
O2Micro International Ltd. sponsored ADR (a)	915,300	2,105
Zoran Corp. (a)	609,400	3,620
		30,120
Software - 2.0%
Ansys, Inc. (a)	446,170	11,092
Autonomy Corp. PLC (a)	231,900	3,678
EPIQ Systems, Inc. (a)	54,706	969
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Phoenix Technologies Ltd. (a)	1,101,600	$ 2,842
Quest Software, Inc. (a)	103,736	1,294
TeleCommunication Systems, Inc. Class A (a)	323,500	2,316
		22,191
TOTAL INFORMATION TECHNOLOGY		191,950
MATERIALS - 4.7%
Chemicals - 2.0%
Calgon Carbon Corp. (a)	363,888	4,574
FMC Corp.	99,800	4,453
Lubrizol Corp.	176,500	6,022
Rockwood Holdings, Inc. (a)	250,300	1,880
Solutia, Inc. (a)	1,129,290	4,416
		21,345
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	152,400	4,750
Metals & Mining - 1.8%
Eldorado Gold Corp. (a)	504,300	3,949
Gerdau AmeriSteel Corp.	1,198,600	7,060
Lihir Gold Ltd. sponsored ADR (a)	245,500	4,947
Shore Gold, Inc. (a)	1,550,000	417
Yamana Gold, Inc.	424,800	3,445
		19,818
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	280,500	6,003
TOTAL MATERIALS		51,916
TOTAL COMMON STOCKS (Cost $1,373,516)		1,031,405
Investment Companies - 1.4%

iShares Dow Jones U.S. Real Estate Index ETF (d)	247,900	7,772
KBW Regional Banking ETF (d)	392,200	8,134
TOTAL INVESTMENT COMPANIES (Cost $29,100)		15,906
Money Market Funds - 11.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	50,656,655	$ 50,657
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	78,194,959	78,195
TOTAL MONEY MARKET FUNDS (Cost $128,852)		128,852
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $1,531,468)		1,176,163
NET OTHER ASSETS - (7.5)%		(82,397)
NET ASSETS - 100%		$ 1,093,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 161
Fidelity Securities Lending Cash Central Fund	738
Total	$ 899
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ -	$ -	$ 4,502
Carluccio's PLC	3,480	-	2,296	63	-
Conceptus, Inc.	17,497	7,485	-	-	22,352
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	-	-	1,193
Total	$ 38,801	$ 7,485	$ 6,565	$ 63	$ 28,047
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,176,163	$ 1,166,996	$ 9,167	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,539,104,000. Net unrealized depreciation aggregated $362,941,000, of which $68,897,000 related to appreciated investment securities and $431,838,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Small Cap Independence Fund

1.863106.101

ASCS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.5%
Gentex Corp.	600,600	$ 5,039
Diversified Consumer Services - 4.3%
Capella Education Co. (a)(d)	215,300	11,913
Coinstar, Inc. (a)	506,445	11,638
DeVry, Inc.	100,700	5,396
Hillenbrand, Inc.	345,800	6,394
K12, Inc. (a)(d)	464,400	7,416
Princeton Review, Inc. (a)	663,800	3,259
Stewart Enterprises, Inc. Class A	384,673	1,316
		47,332
Hotels, Restaurants & Leisure - 2.6%
Bally Technologies, Inc. (a)	223,400	4,510
BJ's Restaurants, Inc. (a)(d)	283,800	3,150
Darden Restaurants, Inc.	268,100	7,030
Penn National Gaming, Inc. (a)	367,100	6,846
The Restaurant Group PLC	1,169,322	1,839
Vail Resorts, Inc. (a)(d)	86,700	2,022
WMS Industries, Inc. (a)(d)	121,000	2,689
		28,086
Household Durables - 1.9%
Meritage Homes Corp. (a)	561,000	6,182
Pulte Homes, Inc. (d)	1,105,200	11,218
Ryland Group, Inc.	226,600	3,535
		20,935
Media - 0.7%
Discovery Communications, Inc. (a)	501,300	7,269
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	234,900	2,116
AnnTaylor Stores Corp. (a)	443,100	2,180
bebe Stores, Inc.	242,000	1,367
Christopher & Banks Corp.	1,085,100	4,210
Citi Trends, Inc. (a)	173,500	1,653
Fourlis Holdings SA	1,283,430	8,840
SAZABY, Inc.	2,000	29
Shoe Carnival, Inc. (a)	509,200	3,997
The Men's Wearhouse, Inc.	451,300	5,258
Williams-Sonoma, Inc.	843,700	6,682
		36,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	463,400	$ 2,549
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	430,500	2,751
Ted Baker PLC	337,892	1,702
		7,002
TOTAL CONSUMER DISCRETIONARY		151,995
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
Sugi Holdings Co. Ltd. (d)	216,800	5,128
The Pantry, Inc. (a)	166,200	2,764
		7,892
Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	572,034	21,886
Smart Balance, Inc. (a)	536,400	3,900
The J.M. Smucker Co.	104,500	4,718
Vilmorin & Cie	9,100	1,011
		31,515
Personal Products - 0.5%
Chattem, Inc. (a)(d)	79,100	5,347
TOTAL CONSUMER STAPLES		44,754
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	100,652	1,676
Dril-Quip, Inc. (a)	68,400	1,676
Nabors Industries Ltd. (a)	162,800	1,783
NATCO Group, Inc. Class A (a)	169,000	2,895
Oil States International, Inc. (a)	220,300	4,034
Superior Energy Services, Inc. (a)	550,800	8,581
		20,645
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	387,100	10,641
Encore Acquisition Co. (a)	310,650	8,443
EXCO Resources, Inc. (a)	235,200	2,385
Forest Oil Corp. (a)	76,800	1,152
Foundation Coal Holdings, Inc.	391,800	6,355
Frontier Oil Corp.	407,800	5,823
Goodrich Petroleum Corp. (a)(d)	226,600	6,549
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. (a)	426,300	$ 1,032
Mariner Energy, Inc. (a)	792,130	7,842
Plains Exploration & Production Co. (a)	182,900	3,863
Quicksilver Resources, Inc. (a)	99,600	690
Southwestern Energy Co. (a)	258,500	8,182
USEC, Inc. (a)	440,100	2,240
		65,197
TOTAL ENERGY		85,842
FINANCIALS - 14.8%
Capital Markets - 0.8%
GLG Partners, Inc. warrants 12/28/11 (a)	104,562	8
Janus Capital Group, Inc.	836,700	4,393
optionsXpress Holdings, Inc.	439,600	4,787
		9,188
Commercial Banks - 3.6%
Bank of Hawaii Corp.	104,100	3,734
Bank of the Ozarks, Inc.	275,500	6,251
Center Financial Corp., California	250,000	1,200
First Horizon National Corp. (d)	457,757	4,358
IBERIABANK Corp.	67,800	2,874
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,193
PacWest Bancorp	383,900	6,492
Prosperity Bancshares, Inc.	166,211	4,496
South Financial Group, Inc.	356,700	671
UMB Financial Corp.	131,400	5,090
Wilshire Bancorp, Inc.	469,947	3,224
		39,583
Diversified Financial Services - 0.1%
India Hospitality Corp. (a)	833,320	583
Insurance - 7.9%
Allied World Assurance Co. Holdings Ltd.	249,800	9,417
Argo Group International Holdings, Ltd. (a)	210,800	6,558
Aspen Insurance Holdings Ltd.	417,700	9,231
Endurance Specialty Holdings Ltd.	326,100	8,889
IPC Holdings Ltd.	251,400	6,451
Lancashire Holdings Ltd.	551,500	3,642
Montpelier Re Holdings Ltd.	787,924	11,141
Navigators Group, Inc. (a)	54,800	2,813
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	348,600	$ 9,695
Reinsurance Group of America, Inc.	209,500	7,464
W.R. Berkley Corp.	252,900	6,697
Willis Group Holdings Ltd.	199,200	4,932
		86,930
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	121,100	1,833
Corporate Office Properties Trust (SBI)	242,000	6,384
Home Properties, Inc.	168,191	6,036
SL Green Realty Corp.	174,100	2,735
		16,988
Real Estate Management & Development - 0.2%
Orchid Developments Group Ltd. (a)	2,219,000	2,075
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	162,900	1,890
New York Community Bancorp, Inc.	318,900	4,225
		6,115
TOTAL FINANCIALS		161,462
HEALTH CARE - 13.7%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)	32,300	681
Cougar Biotechnology, Inc. (a)	44,000	1,284
Myriad Genetics, Inc. (a)	16,050	1,197
Theravance, Inc. (a)	392,600	5,174
		8,336
Health Care Equipment & Supplies - 5.2%
Conceptus, Inc. (a)(e)	1,556,553	22,352
Haemonetics Corp. (a)	79,700	4,714
Integra LifeSciences Holdings Corp. (a)	133,400	3,701
Masimo Corp. (a)	287,500	7,984
Quidel Corp. (a)	1,220,016	15,006
Zoll Medical Corp. (a)	186,600	2,987
		56,744
Health Care Providers & Services - 5.8%
athenahealth, Inc. (a)(d)	399,800	14,425
Brookdale Senior Living, Inc.	464,500	3,159
Capital Senior Living Corp. (a)(e)	1,711,909	4,502
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)(d)	1,017,000	$ 8,411
Express Scripts, Inc. (a)	81,100	4,360
Genoptix, Inc. (a)	154,100	5,224
Hanger Orthopedic Group, Inc. (a)	621,800	8,488
MEDNAX, Inc. (a)	222,700	7,476
Sun Healthcare Group, Inc. (a)	312,542	3,541
Universal Health Services, Inc. Class B	113,600	4,300
		63,886
Health Care Technology - 0.3%
Vital Images, Inc. (a)	293,786	3,323
Life Sciences Tools & Services - 0.7%
Pharmaceutical Product Development, Inc.	107,000	2,556
QIAGEN NV (a)	320,000	5,488
		8,044
Pharmaceuticals - 0.9%
Perrigo Co.	133,300	3,912
XenoPort, Inc. (a)	230,458	6,020
		9,932
TOTAL HEALTH CARE		150,265
INDUSTRIALS - 17.7%
Aerospace & Defense - 1.1%
Orbital Sciences Corp. (a)	203,000	3,404
Stanley, Inc. (a)	290,600	8,794
		12,198
Airlines - 6.3%
AirTran Holdings, Inc. (a)	5,284,300	21,666
Alaska Air Group, Inc. (a)	826,900	21,797
AMR Corp. (a)	760,000	4,514
Continental Airlines, Inc. Class B (a)	390,700	5,263
Delta Air Lines, Inc. (a)	294,900	2,035
JetBlue Airways Corp. (a)	1,816,700	10,228
UAL Corp.	324,300	3,061
		68,564
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	175,000	3,019
Construction & Engineering - 3.1%
MYR Group, Inc. (a)	643,700	9,269
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)(d)	423,948	$ 9,064
URS Corp. (a)	467,473	15,917
		34,250
Electrical Equipment - 0.7%
American Superconductor Corp. (a)(d)	210,800	3,411
Ceres Power Holdings PLC (a)(d)	1,131,800	1,735
Q-Cells SE (a)(d)	83,500	2,053
		7,199
Machinery - 0.1%
Flow International Corp. (a)	694,916	1,077
Professional Services - 2.7%
FTI Consulting, Inc. (a)	75,800	3,109
Huron Consulting Group, Inc. (a)	229,030	11,447
ICF International, Inc. (a)	214,600	5,092
Navigant Consulting, Inc. (a)	615,300	8,817
Stantec, Inc. (a)	61,000	1,328
		29,793
Road & Rail - 1.7%
Celadon Group, Inc. (a)	486,700	3,806
Con-way, Inc.	234,500	5,166
J.B. Hunt Transport Services, Inc.	140,200	3,122
Old Dominion Freight Lines, Inc. (a)	249,300	6,252
		18,346
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)(d)	310,650	3,955
Interline Brands, Inc. (a)	190,766	1,526
Rush Enterprises, Inc. Class A (a)	886,750	8,069
		13,550
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	305,400	5,225
TOTAL INDUSTRIALS		193,221
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 3.7%
Comtech Telecommunications Corp. (a)	298,500	11,582
EMS Technologies, Inc. (a)	193,983	4,656
Hitachi Kokusai Electric, Inc.	698,000	4,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	695,400	$ 9,770
ViaSat, Inc. (a)	449,000	9,950
		39,968
Computers & Peripherals - 0.3%
STEC, Inc. (a)(d)	766,900	3,436
Electronic Equipment & Components - 2.1%
FLIR Systems, Inc. (a)(d)	532,838	13,305
Ingram Micro, Inc. Class A (a)	807,800	9,912
		23,217
Internet Software & Services - 3.2%
Art Technology Group, Inc. (a)	1,682,800	2,878
Bankrate, Inc. (a)(d)	181,715	6,062
Internet Brands, Inc. Class A (a)(d)	359,977	1,789
j2 Global Communications, Inc. (a)	447,600	8,764
LoopNet, Inc. (a)	430,241	2,797
Omniture, Inc. (a)(d)	259,437	2,358
Open Text Corp. (a)	288,300	10,191
		34,839
IT Services - 3.5%
Alliance Data Systems Corp. (a)	193,500	8,048
CACI International, Inc. Class A (a)	197,000	8,895
CSG Systems International, Inc. (a)	415,400	6,023
Integral Systems, Inc. (a)	370,200	4,046
NCI, Inc. Class A (a)	190,200	5,706
Perot Systems Corp. Class A (a)	420,400	5,461
		38,179
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	1,136,300	10,204
Intersil Corp. Class A	357,800	3,331
KLA-Tencor Corp.	175,000	3,507
Kulicke & Soffa Industries, Inc. (a)	267,000	409
MKS Instruments, Inc. (a)	494,200	6,944
O2Micro International Ltd. sponsored ADR (a)	915,300	2,105
Zoran Corp. (a)	609,400	3,620
		30,120
Software - 2.0%
Ansys, Inc. (a)	446,170	11,092
Autonomy Corp. PLC (a)	231,900	3,678
EPIQ Systems, Inc. (a)	54,706	969
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Phoenix Technologies Ltd. (a)	1,101,600	$ 2,842
Quest Software, Inc. (a)	103,736	1,294
TeleCommunication Systems, Inc. Class A (a)	323,500	2,316
		22,191
TOTAL INFORMATION TECHNOLOGY		191,950
MATERIALS - 4.7%
Chemicals - 2.0%
Calgon Carbon Corp. (a)	363,888	4,574
FMC Corp.	99,800	4,453
Lubrizol Corp.	176,500	6,022
Rockwood Holdings, Inc. (a)	250,300	1,880
Solutia, Inc. (a)	1,129,290	4,416
		21,345
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	152,400	4,750
Metals & Mining - 1.8%
Eldorado Gold Corp. (a)	504,300	3,949
Gerdau AmeriSteel Corp.	1,198,600	7,060
Lihir Gold Ltd. sponsored ADR (a)	245,500	4,947
Shore Gold, Inc. (a)	1,550,000	417
Yamana Gold, Inc.	424,800	3,445
		19,818
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	280,500	6,003
TOTAL MATERIALS		51,916
TOTAL COMMON STOCKS (Cost $1,373,516)		1,031,405
Investment Companies - 1.4%

iShares Dow Jones U.S. Real Estate Index ETF (d)	247,900	7,772
KBW Regional Banking ETF (d)	392,200	8,134
TOTAL INVESTMENT COMPANIES (Cost $29,100)		15,906
Money Market Funds - 11.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	50,656,655	$ 50,657
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	78,194,959	78,195
TOTAL MONEY MARKET FUNDS (Cost $128,852)		128,852
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $1,531,468)		1,176,163
NET OTHER ASSETS - (7.5)%		(82,397)
NET ASSETS - 100%		$ 1,093,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 161
Fidelity Securities Lending Cash Central Fund	738
Total	$ 899
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 7,686	$ -	$ -	$ -	$ 4,502
Carluccio's PLC	3,480	-	2,296	63	-
Conceptus, Inc.	17,497	7,485	-	-	22,352
Corin Group PLC	5,002	-	1,707	-	-
McCormick & Schmick's Seafood Restaurants	3,810	-	2,562	-	-
Pacific Premier Bancorp, Inc.	1,326	-	-	-	1,193
Total	$ 38,801	$ 7,485	$ 6,565	$ 63	$ 28,047
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,176,163	$ 1,166,996	$ 9,167	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,539,104,000. Net unrealized depreciation aggregated $362,941,000, of which $68,897,000 related to appreciated investment securities and $431,838,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Stock Selector

January 31, 2009

1.813022.104

FSS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.3%
Johnson Controls, Inc.	20,700	$ 259
The Goodyear Tire & Rubber Co. (a)	166,300	1,026
		1,285
Automobiles - 0.3%
Ford Motor Co. (a)(d)	280,000	524
Toyota Motor Corp. sponsored ADR (d)	17,100	1,086
		1,610
Hotels, Restaurants & Leisure - 1.1%
Buffalo Wild Wings, Inc. (a)	38,489	864
Burger King Holdings, Inc.	98,900	2,201
Carnival Corp. unit	39,400	717
Darden Restaurants, Inc.	56,400	1,479
Starbucks Corp. (a)	40,250	380
		5,641
Household Durables - 1.1%
D.R. Horton, Inc.	96,100	573
Ethan Allen Interiors, Inc.	25,900	295
Pulte Homes, Inc.	51,100	519
Toll Brothers, Inc. (a)	205,000	3,489
Whirlpool Corp.	26,000	869
		5,745
Internet & Catalog Retail - 0.3%
Amazon.com, Inc.	21,800	1,282
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	177,400	2,462
Lamar Advertising Co. Class A (a)(d)	51,394	463
Scripps Networks Interactive, Inc. Class A	43,840	941
The DIRECTV Group, Inc. (a)	62,300	1,364
The Walt Disney Co.	76,700	1,586
Time Warner, Inc.	447,360	4,174
		10,990
Multiline Retail - 0.2%
Kohl's Corp. (a)	27,000	991
Target Corp.	1,720	54
		1,045
Specialty Retail - 3.6%
Best Buy Co., Inc.	54,100	1,516
Lowe's Companies, Inc.	431,800	7,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	44,500	$ 835
Sherwin-Williams Co.	28,500	1,361
Staples, Inc.	299,482	4,774
Tiffany & Co., Inc.	600	12
TJX Companies, Inc.	79,900	1,552
Williams-Sonoma, Inc.	46,700	370
		18,309
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	1,000	45
Polo Ralph Lauren Corp. Class A	10,145	416
		461
TOTAL CONSUMER DISCRETIONARY		46,368
CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	30,900	1,244
PepsiCo, Inc.	50,600	2,542
The Coca-Cola Co.	52,000	2,221
		6,007
Food & Staples Retailing - 3.4%
China Nepstar Chain Drugstore Ltd. ADR (d)	55,000	210
CVS Caremark Corp.	165,400	4,446
Wal-Mart Stores, Inc.	264,800	12,477
		17,133
Food Products - 1.1%
Hershey Co.	2,700	101
Kraft Foods, Inc. Class A	92,000	2,581
Nestle SA sponsored ADR	89,100	3,069
		5,751
Household Products - 1.2%
Colgate-Palmolive Co.	38,350	2,494
Procter & Gamble Co.	67,105	3,657
		6,151
Tobacco - 0.4%
Philip Morris International, Inc.	61,400	2,281
TOTAL CONSUMER STAPLES		37,323
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.1%
Energy Equipment & Services - 2.1%
BJ Services Co.	300	$ 3
Cameron International Corp. (a)	248,100	5,746
Diamond Offshore Drilling, Inc.	123	8
Halliburton Co.	5,107	88
Helmerich & Payne, Inc.	25,643	576
Nabors Industries Ltd. (a)	33,000	361
Schlumberger Ltd. (NY Shares)	77,085	3,146
Smith International, Inc.	45,900	1,042
		10,970
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	67,700	5,078
Chesapeake Energy Corp.	141,825	2,242
EOG Resources, Inc.	58,482	3,963
Exxon Mobil Corp.	202,475	15,485
Hess Corp.	57,600	3,203
Peabody Energy Corp.	40,000	1,000
Plains Exploration & Production Co. (a)	30,300	640
Range Resources Corp.	58,900	2,111
Southwestern Energy Co. (a)	73,000	2,310
Ultra Petroleum Corp. (a)	54,910	1,967
Valero Energy Corp.	59,980	1,447
Williams Companies, Inc.	88,300	1,249
		40,695
TOTAL ENERGY		51,665
FINANCIALS - 14.5%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	7,220	145
Bank of New York Mellon Corp.	176,300	4,538
Charles Schwab Corp.	142,967	1,943
Goldman Sachs Group, Inc.	68,966	5,568
Janus Capital Group, Inc.	200,300	1,052
Morgan Stanley	307,898	6,229
State Street Corp.	253,946	5,909
		25,384
Commercial Banks - 2.0%
KeyCorp	99,400	724
PNC Financial Services Group, Inc.	58,600	1,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	65,500	$ 972
Wells Fargo & Co.	352,751	6,667
		10,269
Consumer Finance - 0.6%
American Express Co.	72,400	1,211
Capital One Financial Corp.	500	8
Discover Financial Services	46,100	330
SLM Corp. (a)	112,600	1,289
		2,838
Diversified Financial Services - 2.7%
Bank of America Corp.	643,673	4,235
Citigroup, Inc.	216,400	768
JPMorgan Chase & Co.	353,900	9,028
		14,031
Insurance - 4.1%
ACE Ltd.	140,900	6,152
AFLAC, Inc.	20,900	485
Berkshire Hathaway, Inc. Class A (a)	39	3,491
Everest Re Group Ltd.	50,011	3,151
Hartford Financial Services Group, Inc.	19,658	259
MBIA, Inc.	100,300	387
MetLife, Inc.	77,200	2,218
PartnerRe Ltd.	27,300	1,789
Prudential Financial, Inc.	61,000	1,571
The Travelers Companies, Inc.	42,000	1,623
		21,126
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	70,000	252
TOTAL FINANCIALS		73,900
HEALTH CARE - 18.2%
Biotechnology - 5.5%
Amgen, Inc. (a)	83,037	4,555
Biogen Idec, Inc. (a)	26,670	1,297
Celgene Corp. (a)	51,642	2,734
Cephalon, Inc. (a)	37,300	2,879
Facet Biotech Corp. (a)	30,598	186
Genentech, Inc. (a)	58,060	4,717
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	29,200	$ 2,012
Gilead Sciences, Inc. (a)	81,248	4,125
MannKind Corp. (a)	27,000	96
Myriad Genetics, Inc. (a)	21,900	1,633
OSI Pharmaceuticals, Inc. (a)	25,956	924
PDL BioPharma, Inc.	181,991	1,168
Vertex Pharmaceuticals, Inc. (a)	54,000	1,785
		28,111
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	122,000	7,155
C.R. Bard, Inc.	16,565	1,417
China Medical Technologies, Inc. sponsored ADR (d)	28,400	436
Covidien Ltd.	91,744	3,517
Medtronic, Inc.	27,500	921
St. Jude Medical, Inc. (a)	52,400	1,906
Wright Medical Group, Inc. (a)	19,600	407
		15,759
Health Care Providers & Services - 3.3%
Henry Schein, Inc. (a)	87,200	3,264
Medco Health Solutions, Inc. (a)	111,900	5,028
UnitedHealth Group, Inc.	174,948	4,956
Universal Health Services, Inc. Class B	33,500	1,268
WellPoint, Inc. (a)	55,584	2,304
		16,820
Pharmaceuticals - 6.3%
Abbott Laboratories	90,700	5,028
Allergan, Inc.	21,900	835
Bristol-Myers Squibb Co.	90,445	1,936
Johnson & Johnson	102,550	5,916
Merck & Co., Inc.	130,594	3,728
Pfizer, Inc.	525,200	7,657
Schering-Plough Corp.	135,800	2,385
Wyeth	114,250	4,909
		32,394
TOTAL HEALTH CARE		93,084
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	62,760	$ 2,059
Lockheed Martin Corp.	31,968	2,623
Precision Castparts Corp.	14,100	916
United Technologies Corp.	97,120	4,661
		10,259
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	23,100	1,062
FedEx Corp.	30,200	1,538
		2,600
Airlines - 0.5%
Alaska Air Group, Inc. (a)	34,900	920
Delta Air Lines, Inc. (a)	49,125	339
UAL Corp.	147,900	1,396
		2,655
Building Products - 0.3%
Masco Corp.	148,100	1,158
Owens Corning (a)	50,700	676
		1,834
Electrical Equipment - 1.2%
Alstom SA	10,800	524
Evergreen Solar, Inc. (a)	54,387	120
First Solar, Inc. (a)	16,300	2,328
Q-Cells SE (a)	24,700	607
Sunpower Corp. Class B (a)	56,942	1,504
Vestas Wind Systems AS (a)	18,900	923
		6,006
Industrial Conglomerates - 0.7%
General Electric Co.	156,845	1,903
McDermott International, Inc. (a)	154,200	1,599
		3,502
Machinery - 1.8%
Danaher Corp.	49,300	2,757
Eaton Corp.	77,200	3,398
Ingersoll-Rand Co. Ltd. Class A	105,100	1,704
Navistar International Corp. (a)	50,400	1,531
		9,390
Professional Services - 0.1%
Manpower, Inc.	12,400	353
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
Landstar System, Inc.	66,645	$ 2,391
Union Pacific Corp.	46,900	2,054
		4,445
TOTAL INDUSTRIALS		41,044
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	433,740	6,493
Comverse Technology, Inc. (a)	175,200	1,107
Corning, Inc.	201,660	2,039
Harris Corp.	34,200	1,481
Infinera Corp. (a)	19,700	135
Juniper Networks, Inc. (a)	73,880	1,046
Motorola, Inc.	219,000	970
QUALCOMM, Inc.	125,680	4,342
Research In Motion Ltd. (a)	22,052	1,222
		18,835
Computers & Peripherals - 3.7%
Apple, Inc. (a)	73,800	6,652
Hewlett-Packard Co.	209,195	7,270
International Business Machines Corp.	51,400	4,711
SanDisk Corp. (a)	38,400	439
		19,072
Internet Software & Services - 2.1%
eBay, Inc. (a)	37,653	453
Google, Inc. Class A (sub. vtg.) (a)	24,253	8,210
Move, Inc. (a)	514,046	869
Yahoo!, Inc. (a)	99,010	1,161
		10,693
IT Services - 1.2%
Paychex, Inc.	58,080	1,411
The Western Union Co.	39,900	545
Visa, Inc.	83,800	4,136
		6,092
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp.	32,800	504
Applied Materials, Inc.	1,095,400	10,264
ARM Holdings PLC sponsored ADR	213,600	857
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	107,700	$ 1,781
Broadcom Corp. Class A (a)	15,700	249
Intel Corp.	329,700	4,253
Intersil Corp. Class A	20,400	190
KLA-Tencor Corp.	53,500	1,072
Lam Research Corp. (a)	127,200	2,571
MEMC Electronic Materials, Inc. (a)	78,500	1,068
Micron Technology, Inc. (a)	120,800	449
Samsung Electronics Co. Ltd.	640	222
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	98,500	743
Texas Instruments, Inc.	102,800	1,537
		25,760
Software - 3.3%
Adobe Systems, Inc. (a)	17,000	328
Microsoft Corp.	496,060	8,483
Oracle Corp. (a)	362,150	6,095
Quest Software, Inc. (a)	144,441	1,801
		16,707
TOTAL INFORMATION TECHNOLOGY		97,159
MATERIALS - 2.7%
Chemicals - 1.9%
Airgas, Inc.	24,000	847
Albemarle Corp.	61,630	1,371
E.I. du Pont de Nemours & Co.	65,700	1,508
Ecolab, Inc.	46,700	1,586
Monsanto Co.	60,500	4,602
Praxair, Inc.	1,200	75
		9,989
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	33,200	623
Metals & Mining - 0.7%
Barrick Gold Corp.	60,900	2,292
Nucor Corp.	26,200	1,069
		3,361
TOTAL MATERIALS		13,973
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	49,768	$ 1,225
Level 3 Communications, Inc. (a)	242,600	243
Verizon Communications, Inc.	121,900	3,641
		5,109
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	83,214	2,525
Sprint Nextel Corp. (a)	60,100	146
		2,671
TOTAL TELECOMMUNICATION SERVICES		7,780
UTILITIES - 1.6%
Electric Utilities - 1.6%
Exelon Corp.	125,800	6,821
FirstEnergy Corp.	28,500	1,425
		8,246
TOTAL COMMON STOCKS (Cost $553,046)		470,542
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $800)	800	493
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.15% 3/12/09 to 4/9/09 (e) (Cost $1,650)	$ 1,650	1,650
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	38,940,684	$ 38,941
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	923,300	923
TOTAL MONEY MARKET FUNDS (Cost $39,864)		39,864
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $595,360)		512,549
NET OTHER ASSETS - (0.2)%		(863)
NET ASSETS - 100%		$ 511,686
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
313 CME E-mini S&P 500 Index Contracts	March 2009	$ 12,872	$ (857)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,650,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	35
Total	$ 87
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 512,549	$ 510,184	$ 2,365	$ -
Other Financial Instruments*	$ (857)	$ (857)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $630,410,000. Net unrealized depreciation aggregated $117,861,000, of which $21,846,000 related to appreciated investment securities and $139,707,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Fund

January 31, 2009

1.813084.104

VAL-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.1%
ArvinMeritor, Inc. (d)	1,331,589	$ 2,330
Gentex Corp.	1,080,760	9,068
Johnson Controls, Inc.	2,778,977	34,765
The Goodyear Tire & Rubber Co. (a)	5,942,300	36,664
		82,827
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	140,981	3,359
Fiat SpA	637,000	3,128
Harley-Davidson, Inc.	218,378	2,660
Renault SA	508,245	9,865
Winnebago Industries, Inc. (e)	2,571,751	14,222
		33,234
Diversified Consumer Services - 1.6%
Brinks Home Security Holdings, Inc. (a)	495,217	11,326
H&R Block, Inc.	4,858,800	100,723
Hillenbrand, Inc.	417,820	7,725
Service Corp. International	1,849,100	8,413
		128,187
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	4,283,100	46,986
Burger King Holdings, Inc.	1,377,010	30,638
Carnival Corp. unit	2,576,700	46,870
Darden Restaurants, Inc.	324,085	8,498
Las Vegas Sands Corp. unit (a)	221,400	18,930
Penn National Gaming, Inc. (a)	2,064,258	38,498
Royal Caribbean Cruises Ltd. (d)	4,097,320	26,592
Starwood Hotels & Resorts Worldwide, Inc.	1,078,550	16,308
Vail Resorts, Inc. (a)(d)	508,700	11,863
WMS Industries, Inc. (a)(d)	796,293	17,694
Wyndham Worldwide Corp.	1,583,304	9,706
		272,583
Household Durables - 5.2%
Black & Decker Corp.	1,945,636	56,248
Centex Corp.	3,613,400	30,750
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	32,124
Jarden Corp. (a)(d)	2,034,760	21,223
KB Home	773,900	8,258
La-Z-Boy, Inc.	1,454,200	1,411
Leggett & Platt, Inc. (d)	4,679,750	58,450
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	2,610,769	$ 21,095
Pulte Homes, Inc.	2,167,800	22,003
Sealy Corp., Inc.	3,259,544	6,030
Tempur-Pedic International, Inc. (d)	2,057,300	14,401
The Stanley Works	2,823,600	88,266
Whirlpool Corp. (d)	1,493,700	49,934
		410,193
Leisure Equipment & Products - 0.7%
Brunswick Corp. (e)	4,927,808	13,699
Eastman Kodak Co. (d)	6,129,000	27,764
Pool Corp. (d)	806,198	12,778
		54,241
Media - 2.7%
Cinemark Holdings, Inc.	1,771,456	14,012
Comcast Corp. Class A (special) (non-vtg.)	1,198,900	16,641
Discovery Communications, Inc. Class C (a)	2,314,086	33,277
Lamar Advertising Co. Class A (a)(d)	1,239,001	11,163
Live Nation, Inc. (a)	1,618,562	8,465
Omnicom Group, Inc.	766,134	19,835
Regal Entertainment Group Class A	1,866,432	18,739
Scripps Networks Interactive, Inc. Class A	2,473,373	53,103
The Walt Disney Co.	602,600	12,462
Virgin Media, Inc.	3,781,458	17,168
WPP PLC	2,111,400	11,881
		216,746
Multiline Retail - 0.2%
Macy's, Inc.	2,063,180	18,465
Specialty Retail - 4.9%
Advance Auto Parts, Inc.	825,000	27,002
AnnTaylor Stores Corp. (a)	2,304,540	11,338
Asbury Automotive Group, Inc. (e)	2,073,233	7,422
AutoNation, Inc. (a)(d)	1,439,800	13,361
AutoZone, Inc. (a)	441,197	58,631
Best Buy Co., Inc.	238,900	6,694
Group 1 Automotive, Inc. (d)(e)	1,549,900	15,453
OfficeMax, Inc. (e)	4,518,960	24,899
PetSmart, Inc. (d)	4,220,133	79,212
Pier 1 Imports, Inc. (a)	3,092,435	1,082
Sherwin-Williams Co.	578,400	27,619
Staples, Inc.	3,148,033	50,180
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Talbots, Inc. (d)	1,243,049	$ 2,523
The Men's Wearhouse, Inc.	792,100	9,228
Williams-Sonoma, Inc. (d)(e)	6,408,149	50,753
		385,397
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc. (e)	5,479,700	12,055
VF Corp.	638,700	35,780
		47,835
TOTAL CONSUMER DISCRETIONARY		1,649,708
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
Anheuser-Busch InBev NV	1,026,720	26,172
Carlsberg AS:
Series A (d)	240,000	8,736
Series B	222,400	7,408
		42,316
Food & Staples Retailing - 1.8%
Safeway, Inc.	556,600	11,928
SUPERVALU, Inc.	2,246,100	39,397
Sysco Corp.	3,238,900	72,195
Winn-Dixie Stores, Inc. (a)	1,182,056	16,241
		139,761
Food Products - 0.5%
Cermaq ASA	1,149,800	4,381
Leroy Seafood Group ASA	5,800	38
Marine Harvest ASA (a)(d)	49,776,000	10,777
Tyson Foods, Inc. Class A	2,391,244	21,163
		36,359
Household Products - 0.3%
Energizer Holdings, Inc. (a)	516,426	24,597
Personal Products - 0.8%
Avon Products, Inc.	3,202,000	65,481
TOTAL CONSUMER STAPLES		308,514
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.5%
Energy Equipment & Services - 2.5%
BJ Services Co.	1,850,487	$ 20,355
ENSCO International, Inc.	275,700	7,543
IHS, Inc. Class A (a)	860,400	37,686
Nabors Industries Ltd. (a)	1,305,840	14,299
National Oilwell Varco, Inc. (a)	1,224,139	32,366
Noble Corp.	140,413	3,812
Patterson-UTI Energy, Inc.	1,611,600	15,407
Pride International, Inc. (a)	631,700	10,183
Smith International, Inc.	1,186,900	26,943
Weatherford International Ltd. (a)	2,439,296	26,905
		195,499
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	533,000	8,699
Cabot Oil & Gas Corp.	2,153,800	59,208
Canadian Natural Resources Ltd.	681,000	24,382
Chesapeake Energy Corp.	767,900	12,140
Copano Energy LLC	989,138	15,272
EOG Resources, Inc.	766,900	51,973
EXCO Resources, Inc. (a)	2,078,900	21,080
Foundation Coal Holdings, Inc.	601,550	9,757
Hess Corp.	1,069,900	59,497
Petrohawk Energy Corp. (a)	1,219,900	24,044
Plains Exploration & Production Co. (a)	390,300	8,243
Southwestern Energy Co. (a)	865,500	27,393
Suncor Energy, Inc.	1,563,700	29,989
Ultra Petroleum Corp. (a)	1,176,255	42,145
		393,822
TOTAL ENERGY		589,321
FINANCIALS - 16.8%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	194,500	3,919
Bank of New York Mellon Corp.	2,594,127	66,773
Fortress Investment Group LLC (d)	2,233,728	3,351
Janus Capital Group, Inc.	1,197,400	6,286
T. Rowe Price Group, Inc.	566,500	15,624
TD Ameritrade Holding Corp. (a)	2,339,650	26,298
		122,251
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.4%
Associated Banc-Corp.	1,421,358	$ 22,244
Boston Private Financial Holdings, Inc.	1,191,626	5,613
Comerica, Inc.	410,600	6,841
Fifth Third Bancorp	5,392,400	12,888
KeyCorp	5,607,100	40,820
M&T Bank Corp. (d)	43,200	1,681
Marshall & Ilsley Corp.	1,304,600	7,449
PNC Financial Services Group, Inc.	1,019,600	33,157
Prosperity Bancshares, Inc.	240,000	6,492
Regions Financial Corp.	863,800	2,989
Susquehanna Bancshares, Inc., Pennsylvania	392,088	4,313
TCF Financial Corp.	832,000	10,308
U.S. Bancorp, Delaware	1,621,900	24,069
UCBH Holdings, Inc.	1,910,823	4,452
Wells Fargo & Co.	2,203,631	41,649
Zions Bancorp (d)	2,959,360	44,154
		269,119
Consumer Finance - 1.2%
American Express Co.	1,546,600	25,875
Capital One Financial Corp.	2,998,100	47,490
Discover Financial Services	2,449,203	17,512
		90,877
Diversified Financial Services - 1.5%
Bank of America Corp.	4,620,860	30,405
CIT Group, Inc. (d)	4,062,464	11,334
JPMorgan Chase & Co.	3,151,700	80,400
		122,139
Insurance - 2.9%
Everest Re Group Ltd.	325,045	20,478
Loews Corp.	1,702,841	41,549
Marsh & McLennan Companies, Inc.	3,647,751	70,511
MBIA, Inc.	1,782,500	6,880
MetLife, Inc.	339,400	9,751
PartnerRe Ltd.	445,100	29,167
Principal Financial Group, Inc.	388,900	6,452
Unum Group	216,100	3,060
Willis Group Holdings Ltd.	1,396,800	34,585
XL Capital Ltd. Class A	2,550,000	7,395
		229,828
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 4.6%
Alexandria Real Estate Equities, Inc.	791,300	$ 46,956
Camden Property Trust (SBI)	872,047	22,987
CapitalSource, Inc. (d)	3,749,247	13,647
Corporate Office Properties Trust (SBI)	346,400	9,138
Developers Diversified Realty Corp.	1,426,118	6,845
Digital Realty Trust, Inc.	1,323,192	42,210
General Growth Properties, Inc.	3,007,550	1,955
HCP, Inc. (d)	2,182,600	50,942
Highwoods Properties, Inc. (SBI)	1,392,800	31,422
ProLogis Trust	2,542,783	25,453
SL Green Realty Corp.	460,700	7,238
Tanger Factory Outlet Centers, Inc.	534,290	16,189
The Macerich Co. (d)	1,307,300	19,270
Vornado Realty Trust	1,315,082	66,819
		361,071
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	2,218,000	11,955
CB Richard Ellis Group, Inc. Class A (a)	4,755,223	17,119
The St. Joe Co. (a)(d)	426,400	10,255
		39,329
Thrifts & Mortgage Finance - 1.2%
Hudson City Bancorp, Inc.	2,736,800	31,747
New York Community Bancorp, Inc.	3,494,000	46,296
Washington Federal, Inc.	1,142,660	14,032
		92,075
TOTAL FINANCIALS		1,326,689
HEALTH CARE - 4.2%
Biotechnology - 0.2%
Cephalon, Inc. (a)(d)	44,767	3,455
Cubist Pharmaceuticals, Inc. (a)	512,761	10,978
		14,433
Health Care Equipment & Supplies - 0.3%
Cooper Companies, Inc.	407,648	7,733
Covidien Ltd.	69,700	2,672
Hill-Rom Holdings, Inc. (d)	854,228	12,028
		22,433
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	262,823	$ 9,546
Brookdale Senior Living, Inc.	2,173,948	14,783
Community Health Systems, Inc. (a)	1,376,570	25,659
Emeritus Corp. (a)	920,226	7,610
HealthSouth Corp. (a)(d)	3,268,823	32,492
Henry Schein, Inc. (a)	915,056	34,251
McKesson Corp.	672,900	29,742
Universal Health Services, Inc. Class B	1,517,880	57,452
VCA Antech, Inc. (a)	851,300	16,021
		227,556
Health Care Technology - 0.6%
IMS Health, Inc.	3,223,431	46,804
Pharmaceuticals - 0.2%
Sepracor, Inc. (a)	727,700	11,061
Teva Pharmaceutical Industries Ltd. sponsored ADR	169,322	7,018
		18,079
TOTAL HEALTH CARE		329,305
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.8%
Heico Corp. Class A	968,672	28,179
Honeywell International, Inc.	942,200	30,914
		59,093
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,389,500	59,040
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,833,600	12,652
Building Products - 1.0%
Masco Corp.	5,462,100	42,714
Owens Corning (a)	2,442,985	32,589
		75,303
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)(e)	3,994,756	7,670
Cintas Corp.	697,500	15,868
Consolidated Graphics, Inc. (a)(e)	808,914	13,032
R.R. Donnelley & Sons Co.	3,980,534	38,810
Republic Services, Inc.	3,965,807	102,556
		177,936
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Dycom Industries, Inc. (a)(e)	3,627,600	$ 24,704
URS Corp. (a)	673,847	22,944
		47,648
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	794,799	21,388
Sunpower Corp. Class B (a)	567,500	14,993
		36,381
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	324,080	3,361
Machinery - 3.6%
Albany International Corp. Class A	1,676,685	16,784
Briggs & Stratton Corp. (d)	1,780,405	26,332
Cummins, Inc.	1,238,385	29,696
Eaton Corp.	689,550	30,354
Illinois Tool Works, Inc.	2,398,100	78,322
Ingersoll-Rand Co. Ltd. Class A	1,941,000	31,464
Navistar International Corp. (a)	796,600	24,193
Pentair, Inc.	2,017,700	46,145
Wabash National Corp.	1,200,687	3,386
		286,676
Marine - 0.0%
Alexander & Baldwin, Inc.	153,500	3,383
Professional Services - 0.8%
Experian PLC	2,032,128	12,734
Manpower, Inc.	1,002,272	28,525
Monster Worldwide, Inc. (a)(d)	2,296,119	21,147
		62,406
Road & Rail - 1.5%
Canadian National Railway Co.	807,600	28,309
Con-way, Inc. (e)	2,415,600	53,216
Ryder System, Inc.	1,124,700	37,992
		119,517
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	1,140,000	14,512
W.W. Grainger, Inc.	340,900	24,869
WESCO International, Inc. (a)	432,100	7,959
		47,340
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (d)	2,184,794	$ 9,001
TOTAL INDUSTRIALS		999,737
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.7%
Corning, Inc.	2,444,600	24,715
Motorola, Inc.	7,192,300	31,862
		56,577
Computers & Peripherals - 1.4%
Gemalto NV (a)	397,500	9,776
NCR Corp. (a)	3,977,420	49,917
NetApp, Inc. (a)	3,373,915	50,035
Seagate Technology	756,300	2,866
		112,594
Electronic Equipment & Components - 5.3%
Agilent Technologies, Inc. (a)	4,495,451	81,278
Arrow Electronics, Inc. (a)	5,324,460	101,537
Avnet, Inc. (a)	5,719,204	113,355
Flextronics International Ltd. (a)	14,515,400	37,885
Itron, Inc. (a)(d)	460,097	30,044
Tyco Electronics Ltd.	4,001,367	56,659
		420,758
Internet Software & Services - 1.2%
eBay, Inc. (a)	432,141	5,194
VeriSign, Inc. (a)	2,616,261	50,520
Yahoo!, Inc. (a)	3,038,800	35,645
		91,359
IT Services - 2.4%
Accenture Ltd. Class A	1,134,500	35,805
Lender Processing Services, Inc.	1,612,755	41,803
The Western Union Co.	5,349,400	73,073
Visa, Inc.	741,800	36,608
		187,289
Office Electronics - 1.1%
Xerox Corp.	13,407,610	89,027
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	5,725,400	53,647
ASML Holding NV (NY Shares)	3,416,866	56,515
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)(e)	11,450,269	$ 52,099
Integrated Device Technology, Inc. (a)	2,224,673	12,770
Lam Research Corp. (a)	325,200	6,572
Maxim Integrated Products, Inc.	2,494,300	33,000
Micron Technology, Inc. (a)	5,677,183	21,119
MKS Instruments, Inc. (a)	1,504,370	21,136
National Semiconductor Corp.	7,680,800	77,883
Standard Microsystems Corp. (a)(e)	1,193,832	16,535
Varian Semiconductor Equipment Associates, Inc. (a)	1,243,949	23,685
		374,961
Software - 1.2%
CA, Inc.	1,986,779	35,742
Electronic Arts, Inc. (a)	2,196,706	33,917
Misys PLC	5,083,918	8,586
Parametric Technology Corp. (a)	1,277,600	11,498
THQ, Inc. (a)	614,192	2,426
		92,169
TOTAL INFORMATION TECHNOLOGY		1,424,734
MATERIALS - 5.9%
Chemicals - 2.1%
Albemarle Corp.	1,723,751	38,353
Arkema sponsored ADR	818,107	11,494
Ashland, Inc.	319,400	2,562
Celanese Corp. Class A	638,400	6,799
Chemtura Corp.	9,967,577	7,476
FMC Corp.	453,152	20,220
Georgia Gulf Corp.	490,783	461
H.B. Fuller Co.	1,734,672	24,233
Lubrizol Corp.	1,097,300	37,440
PPG Industries, Inc.	140,405	5,276
Solutia, Inc. (a)	1,519,669	5,942
W.R. Grace & Co. (a)	1,305,345	7,532
		167,788
Construction Materials - 0.3%
Vulcan Materials Co. (d)	386,680	19,125
Containers & Packaging - 1.7%
Ball Corp.	1,369,190	52,495
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	2,953,654	$ 56,119
Rock-Tenn Co. Class A	879,711	27,421
		136,035
Metals & Mining - 1.8%
Alcoa, Inc.	2,227,140	17,349
Barrick Gold Corp.	615,800	23,178
Commercial Metals Co.	1,512,642	17,395
Eldorado Gold Corp. (a)	749,500	5,870
Goldcorp, Inc.	172,800	5,120
Lihir Gold Ltd. (a)	5,463,229	10,841
Newcrest Mining Ltd.	844,850	16,378
Newmont Mining Corp.	643,486	25,598
Randgold Resources Ltd. sponsored ADR	481,466	21,406
		143,135
TOTAL MATERIALS		466,083
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Qwest Communications International, Inc. (d)	17,033,084	54,847
Telefonica SA	105,500	1,870
Telenor ASA	192,000	1,257
Vimpel Communications sponsored ADR	144,000	877
		58,851
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	6,683,100	16,240
TOTAL TELECOMMUNICATION SERVICES		75,091
UTILITIES - 7.1%
Electric Utilities - 4.8%
Allegheny Energy, Inc.	2,554,563	84,914
American Electric Power Co., Inc.	1,564,800	49,056
Entergy Corp.	1,127,560	86,100
Exelon Corp.	1,243,950	67,447
FirstEnergy Corp.	1,239,500	61,963
PPL Corp.	910,332	27,911
		377,391
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	3,449,900	27,289
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	2,786,366	$ 65,090
Reliant Energy, Inc. (a)	4,021,083	20,467
		112,846
Multi-Utilities - 0.9%
CMS Energy Corp.	1,634,200	19,202
Sempra Energy	1,101,327	48,282
		67,484
TOTAL UTILITIES		557,721
TOTAL COMMON STOCKS (Cost $15,119,876)		7,726,903
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	395,100	7,273
Commercial Banks - 0.4%
Fifth Third Bancorp 8.50%	164,300	5,752
Huntington Bancshares, Inc. 8.50%	44,300	19,423
KeyCorp Series A, 7.75%	41,000	2,654
UCBH Holdings, Inc. Series B, 8.50%	7,300	4,016
		31,845
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	615,800	11,762
TOTAL FINANCIALS		50,880
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	14,900	11,027
TOTAL CONVERTIBLE PREFERRED STOCKS		61,907
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA	1,054,651	$ 3,041
TOTAL PREFERRED STOCKS (Cost $137,557)		64,948
Investment Companies - 0.1%

Ares Capital Corp. (Cost $43,838)	2,580,785	12,155
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36	$ 75,030	17,640
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	15,979	5,317
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	4,910	5,468
TOTAL CONVERTIBLE BONDS (Cost $59,974)		28,425
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	44,804,639	$ 44,805
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	197,083,590	197,084
TOTAL MONEY MARKET FUNDS (Cost $241,889)		241,889
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $15,603,134)		8,074,320
NET OTHER ASSETS - (2.4)%		(187,681)
NET ASSETS - 100%		$ 7,886,639
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,317,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 171
Fidelity Securities Lending Cash Central Fund	2,121
Total	$ 2,292
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 12,722	$ -	$ 1,028	$ -	$ 7,670
Arrow Electronics, Inc.	104,931	-	10,001	-	-
Asbury Automotive Group, Inc.	6,738	-	-	-	7,422
Briggs & Stratton Corp.	41,034	-	12,739	550	-
Brunswick Corp.	19,311	-	2,142	278	13,699
Con-way, Inc.	92,865	-	7,778	273	53,216
Consolidated Graphics, Inc.	10,524	-	-	-	13,032
Dycom Industries, Inc.	36,380	-	3,482	-	24,704
Ethan Allen Interiors, Inc.	50,456	-	-	705	32,124
Fairchild Semiconductor International, Inc.	73,451	-	4,769	-	52,099
Group 1 Automotive, Inc.	15,576	-	-	77	15,453
Liz Claiborne, Inc.	50,436	-	1,978	348	12,055
Macquarie Infrastructure Co. LLC	25,044	-	1,054	493	-
OfficeMax, Inc.	36,378	-	-	-	24,899
Pier 1 Imports, Inc.	7,356	-	1,029	-	-
Standard Microsystems Corp.	24,282	-	2,330	-	16,535
Williams-Sonoma, Inc.	59,923	-	7,908	769	50,753
Winnebago Industries, Inc.	17,252	-	1,920	-	14,222
Total	$ 684,659	$ -	$ 58,158	$ 3,493	$ 337,883
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,074,320	$ 7,954,538	$ 100,852	$ 18,930
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,210)
Cost of Purchases	25,000
Proceeds of Sales	(2,860)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 18,930

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $15,673,570,000. Net unrealized depreciation aggregated $7,599,250,000, of which $224,971,000 related to appreciated investment securities and $7,824,221,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009